Property, Plant And Equipment (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Impairment of property, plant and equipment	$ 1,600,000
Operations and maintenance costs incurred related to the incident	1,300,000
Gain from exchange of property, plant and equipment		[1]	1,106,000
Proceeds from exchange of property, plant and equipment		[1]	5,943,000
Capital lease assets	$ 12,000,000		$ 9,000,000

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.